LOANS AND BORROWINGS	12 Months Ended
Dec. 31, 2025
Disclosure of Borrowings [Abstract]
LOANS AND BORROWINGS	LOANS AND BORROWINGS

	Note	December 31, 2025	December 31, 2024
Credit facility	13(a)	$1,106,590	$1,080,557
Sprott Loan	13(b)	281,920	—
2023 convertible notes	13(c)	140,635	131,682
2025 Convertible Notes	13(d)	23,625	—
2020 convertible notes	13(e)	—	135,592
Other		1,910	—
Total loans and borrowings		$1,554,680	$1,347,831

Classified and presented as:
Current		$181,330	$135,592
Non-current		1,373,350	1,212,239
		$1,554,680	$1,347,831
13.    LOANS AND BORROWINGS (CONTINUED)
The following is a reconciliation of the changes in the carrying amount of loans and borrowings during the years ended December 31, 2025 and 2024 to cash flows arising from financing activities:

	Note	2025	2024
Balance – beginning of year(1)		$1,349,582	$927,551
Financing cash flows:
Drawdowns on credit facility	13(a)	85,000	560,000
Repayments of loans and borrowings	13(a),(b)	(81,482)	—
Interest paid		(119,780)	(108,535)
Transaction costs		(7,908)	(7,645)
Other changes:
Assumed on Calibre Acquisition	5(a)	339,227	—
Conversion of convertible notes	13(e),(f)	(139,278)	(139,661)
Interest and accretion expense		144,068	128,493
Extinguishment of convertible notes	13(e),(f)	—	(266,241)
Recognition of new convertible notes	13(e),(f)	—	259,306
Gain on non-substantial modification of debt	13(a)	(13,042)	(3,686)
Balance – end of year(1)		1,556,387	1,349,582
Less: Accrued interest(2)		(1,707)	(1,751)
Balance – end of year, excluding accrued interest		$1,554,680	$1,347,831
(1)    Includes accrued interest.
(2)    Included in accounts payable and accrued liabilities.
(a)Credit facility
Prior to May 13, 2024, the Company’s credit facility with a syndicate of lenders was comprised of a $700.0 million revolving facility with a maturity date of July 28, 2026 (the “Revolving Facility”).
On May 13, 2024, in connection with the Greenstone Acquisition (note 5(c)), the Company amended its credit facility to include a $500.0 million non-revolving term loan with a maturity date of May 13, 2027 (the “Term Loan”) (the “May 2024 Amendment”). The Term Loan, together with the Revolving Facility, are referred to as the Credit Facility.
On July 31, 2025, the Company amended the Credit Facility to increase the Revolving Facility from $700.0 million to $850.0 million and extend its maturity date from July 28, 2026 to July 31, 2029. Interest rate margins applicable to amounts drawn under the Credit Facility were reduced from a range of 2.50% to 4.50%, based on the Company’s total net leverage ratio, to a range of 1.875% to 3.125%. Additionally, the credit spread adjustment previously ranging from 0.10% to 0.25%, based on the interest period, was set at 0.10% for all interest periods. Furthermore, certain of the financial covenants were amended, including a reduction in the interest coverage ratio and removal of both the minimum liquidity and minimum tangible net worth requirements. Under the amended agreement (the “July 2025 Amendment”), quarterly repayments of the Term Loan were to commence on July 31, 2026 with an amended maturity date of July 31, 2029.
The July 2025 Amendment and May 2024 Amendment were accounted for as non-substantial modifications for which the Company recognized a modification gain of $13.0 million and $3.5 million, respectively, in other (expense) income.
During the year ended December 31, 2025, the Company drew down $85.0 million under the Revolving Facility (2024 – $60.0 million) and repaid $50.0 million (2024 – nil) of the outstanding principal. At December 31, 2025, the carrying amount of the Revolving Facility and Term Loan was $623.1 million and $483.5 million, respectively (2024 – $589.8 million and $490.8 million, respectively), of which $75.0 million (2024 – nil) of the Term Loan was classified as current. At December 31, 2025, there was $219.6 million undrawn on the Revolving Facility (2024 – $104.6 million) and the Term Loan was fully drawn.
13.    LOANS AND BORROWINGS (CONTINUED)
(a)Credit facility (continued)
On January 23, 2026, the Company repaid the outstanding balance under the Term Loan in full, without penalty, and the Term Loan facility was terminated. Pursuant to the terms of the July 2025 Amendment, the uncommitted accordion feature under the Credit Facility which permitted the Company to request an increase in the principal amount of the facility, was increased to $350.0 million upon full repayment of the Term Loan. On January 30, 2026, the Company repaid $115.0 million of the outstanding principal under the Revolving Facility.
Amounts drawn under the Credit Facility are subject to variable interest rates at the applicable term rate based on the Secured Overnight Financing Rate (“SOFR”), plus an applicable margin and a credit spread adjustment as described above.
The Credit Facility is secured by a first-ranking security interest over all present and future property and assets of the Company and its material subsidiaries, including the Company’s equity interest in Calibre, but excluding the assets owned by Calibre.
The Credit Facility is subject to standard conditions and covenants, including financial covenants which are calculated as at the last day of each fiscal quarter. At December 31, 2025, the Company was in compliance with the applicable covenants. To maintain the classification of the Revolving Facility as non-current, the Company is required to comply with future covenants which include: (a) a maximum senior net debt to earnings before interest, income taxes, depreciation and depletion, and certain other adjustments for the preceding 12 months (“Rolling EBITDA”) ratio; (b) a maximum total net debt to Rolling EBITDA ratio; and (c) a minimum Rolling EBITDA to interest expense for the preceding 12 months ratio.
(b)Sprott Loan
As part of the Calibre Acquisition (note 5(a)), the Company assumed the Sprott Loan with a principal amount of $285.4 million and maturity date of December 31, 2027.
During the year ended December 31, 2025, the Company repaid $25.1 million (2024 – nil) of the outstanding principal under the Sprott Loan. At December 31, 2025, the carrying amount of the Sprott Loan was $281.9 million (2024 – nil), of which $80.8 million (2024 – nil) was classified as current.
On January 23, 2026, the Company repaid the outstanding principal under the Sprott Loan in full. Pursuant to the terms of the Sprott Loan, the Company paid an additional amount of $12.2 million, equal to the interest that would have been accrued on the amount prepaid from the date of prepayment to June 30, 2026.
The Sprott Loan was subject to a weighted average interest rate of 11.4% during the year ended December 31, 2025. Quarterly interest payments commenced on September 30, 2025. In addition, the Sprott Loan was subject to an additional payment of $27.2 million, of which $2.1 million was paid during the year ended December 31, 2025. Pursuant to the terms of the Sprott Loan, the remaining balance of the additional payment of $25.1 million was paid in full by the Company on January 23, 2026 when the Sprott Loan was prepaid in full.
The Sprott Loan was subject to standard conditions and covenants, including financial and non-financial covenants calculated as at the last day of each fiscal quarter. At December 31, 2025, Marathon, Calibre and the Company were in compliance with the applicable covenants.
(c)2023 convertible notes
On September 21, 2023, the Company issued $172.5 million of unsecured senior convertible notes, on a bought deal private placement basis, with a maturity date of October 15, 2028 and an annual interest rate of 4.75% payable semi-annually in arrears on April 15 and October 15 of each year beginning April 15, 2024 (the “2023 Convertible Notes”).
13.    LOANS AND BORROWINGS (CONTINUED)
(c)2023 convertible notes (continued)
At any time prior to maturity, the 2023 Convertible Notes are convertible at the holder’s option into common shares of the Company at a fixed conversion rate of 158.7302 common shares per $1,000 principal amount, representing an initial conversion price of $6.30 per share, subject to certain anti-dilution adjustments. In addition, if certain fundamental changes occur, including a change in control, or upon notice of redemption by the Company as described below, the holders may elect to convert their 2023 Convertible Notes and may be entitled to an increased conversion rate.
Prior to October 20, 2026, the Company may not redeem the 2023 Convertible Notes except in the event of certain changes in Canadian tax law. At any time on or after October 20, 2026 and until maturity, the Company may redeem all or part of the 2023 Convertible Notes for cash if the price of the Company’s common shares for at least 20 trading days in a period of 30 consecutive trading days ending on the trading day prior to the date of notice of redemption exceeds 130% of the conversion price in effect on each such day. The redemption price is equal to 100% of the principal amount of the 2023 Convertible Notes to be redeemed plus accrued and unpaid interest.
In the event of a fundamental change, the holders have the right to require the Company to purchase its outstanding 2023 Convertible Notes at a cash purchase price equal to 100% of the principal amount plus accrued and unpaid interest.
The carrying amount of the liability component of the 2023 Convertible Notes will be increased to the principal amount over the remaining term to maturity using an EIR of 12.7%.
(d)2025 Convertible Notes
As part of the Calibre Acquisition (note 5(a)), the Company assumed the 2025 Convertible Notes issued by Calibre in March 2025 to parties other than the Company. The assumed 2025 Convertible Notes are denominated in CAD with a principal amount of C$49.7 million ($34.3 million) as of the acquisition date. The 2025 Convertible Notes are unsecured, mature on March 4, 2030 and bear interest at 5.5% per annum, payable quarterly in arrears. At any time prior to maturity, the 2025 Convertible Notes are convertible at the holder’s option into common shares of the Company at a conversion price of C$12.14 per common share.
In the event of a change of control of the Company, the holders of the 2025 Convertible Notes may require the Company to, within 30 days following the change of control, repay the 2025 Convertible Notes at a redemption amount equal to the lesser of a) 100% of the principal amount outstanding plus all remaining interest payable on the principal amount outstanding from the date of such redemption up to and including the maturity date, and b) 107% of the principal amount outstanding plus all accrued and unpaid interest on the redemption date. The Company may also, upon such change of control, prepay any portion of the principal amount outstanding using the same redemption formula as described above on the principal amount being repaid.
Of the total fair value of $34.0 million for the 2025 Convertible Notes on initial recognition, $11.4 million was allocated to the conversion option derivative liability and the residual amount of $22.6 million was allocated to the debt host component included in loans and borrowings. The carrying amount of the debt host component will be increased to the principal amount of the 2025 Convertible Notes over the remaining term to maturity using an EIR of 17.4%.
As the Company does not have the right to defer settlement of the 2025 Convertible Notes on exercise of the conversion option, both the conversion option and the debt host components of the 2025 Convertible Notes are classified as current financial liabilities.
13.    LOANS AND BORROWINGS (CONTINUED)
(e)2020 convertible notes
In March 2020, the Company issued $139.3 million in convertible notes on a private placement basis with a maturity date of March 10, 2025, a conversion price of $7.80 per common share and an annual interest rate of 4.75% payable quarterly in arrears (the “2020 Convertible Notes”).
In April and May 2024, the Company amended the terms of the 2020 Convertible Notes to extend the maturity date from March 10, 2025 to September 10, 2025, and amended the conversion price from $7.80 per common share to $6.50 per common share. The amendments to the 2020 Convertible Notes were considered substantial modifications and accounted for as early redemptions of the existing compound instruments. On modification, the Company derecognized the carrying amount of the extinguished financial liability of $136.2 million and recognized a new financial liability in the amount of $132.0 million, representing the fair value of the liability components of the new compound instruments. The fair value was calculated as the present value of the contractual cash flows over the remaining term using a discount rate of 8.7%. The Company recognized a gain of $1.7 million, with the residual amount, net of tax, recognized as an increase to reserves within equity.
In August 2025, the 2020 Convertible Notes were fully converted into 21.4 million common shares of the Company. On conversion, the carrying amount of the financial liability of $139.3 million and conversion option of $10.1 million that was previously included in reserves were reclassified to share capital.
(f)2019 convertible notes
In April 2019, the Company issued $139.7 million in convertible notes on a private placement basis with a maturity date of April 12, 2024, a conversion price of $5.25 per common share and an annual interest rate of 5% payable quarterly in arrears (the “2019 Convertible Notes”).
In April 2024, the Company amended the terms of the 2019 Convertible Notes to extend the maturity date from April 12, 2024 to October 12, 2024. The amendment to certain of the 2019 Convertible Notes with an outstanding principal of $130.0 million was considered a substantial modification. On modification, the Company derecognized the carrying amount of the extinguished financial liability of $130.0 million and recognized a new financial liability in the amount of $127.3 million, representing the fair value of the liability component of the new compound instrument. The fair value was calculated as the present value of the contractual cash flows over the remaining term using a discount rate of 9.3%. The residual amount, net of tax, was recognized as an increase to reserves within equity.
In October 2024, the 2019 Convertible Notes were fully converted into 26.6 million common shares of the Company. On conversion, the carrying amount of the financial liability of $139.7 million and conversion option of $12.2 million that was previously included in reserves were reclassified to share capital.